Details of Significant Accounts - Schedule of other current assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Details of Significant Accounts [Abstract]
Prepaid expenses	$ 2,086	$ 2,433
Others	132	89
Total	$ 2,218	$ 2,522